Schedule of Nonvested Stock Options Activity (Details) - $ / shares	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Nonvested options, beginning balance			548,807		548,807	656,742
Weighted Average Grant Date Fair Value, Nonvested options beginning balance			$ 0.05		$ 0.05	$ 0.04
Nonvested options, forfeited/cancelled					(1,000)
Weighted Average Grant Date Fair Value, forfeited/cancelled					$ 0.03
Nonvested options, vested					(547,807)	(84,235)
Weighted Average Grant Date Fair Value, vested					$ 0.04	$ 0.04
Nonvested options, granted						50,000
Weighted Average Grant Date Fair Value, granted	$ 14.8715	[1]		[2]		$ 0.05
Nonvested options, exercised						(73,700)
Weighted Average Grant Date Fair Value, vested						$ 0.03
Nonvested options, ending balance						548,807
Weighted Average Grant Date Fair Value, Nonvested optionsending balance						$ 0.05

[1]	Relates to stock options granted under the Serina 2024 Equity Incentive Plan on March 27, 2024.
[2]	There were no stock options granted during the period.